TAXATION (Details Narrative) - USD ($)	12 Months Ended		24 Months Ended	36 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2023
Operating loss carryforwards	$ 14,200,000
Net operating loss carried forward	3,028,871	$ 2,826,537		$ 2,826,537
Deferred tax assets valuation allowance	$ 3,354,499	3,140,578
TAIWAN
Income tax percentage	20.00%
Operating loss carryforwards		$ 9,380,000		$ 9,380,000
CHINA
Income tax percentage	25.00%
Income tax rate	15.00%		15.00%	15.00%
Operating loss carryforwards	$ 4,830,000